Expenses By Nature	12 Months Ended
Dec. 31, 2020
Expenses By Nature Abstract
Expenses By Nature

21. EXPENSES BY NATURE

(a) Cost of sales consist of the following:

	2020	2019
	$	$
Direct mining and milling costs (1)	19,604	22,541
Changes in inventories (2)	143	193
Depletion and amortization	4,649	4,708
Toll milling costs	234	482
Cost of sales	24,630	27,924

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	2020	2019
	$	$
Office, overhead and insurance	1,822	1,773
Salaries and wages	1,777	1,442
Corporate development and legal	794	182
Public company costs	237	52
Administrative expenses	4,630	3,448

(c) Other expenses consist of the following:

	2020	2019
	$	$
Unrealized gain on marketable securities (Note 6 )	(645)	(289)
Unrealized gain on purchase warrants (Note 6)	(67)	-
Loss (gain) on disposal of assets (Note 11 )	188	(19)
Unrealized foreign exchange loss (gain)	653	(360)
Realized foreign exchange loss (gain)	276	(115)
Interest income	(47)	(60)
Shares issued at a discount to settle payables	196	-
Management fee income (Note 11 )	(95)	-
Other	(86)	61
Other expenses, net	373	(782)